Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

July 14, 2005

Gregory S. Belliston
Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re:   Proguard Acquisition Corp.
      Amendment 2 to Registration Statement on Form SB-2
      File No. 333-123910

Dear Mr. Belliston:

Pursuant to your letter dated July 6, 2005, please note the following:

If we do not maintain an effective registration statement
1.   We note you added this risk factor pursuant to the first bullet
point in comment 4, and we reissue the comment in part.   Please
identify the states in which you plan to qualify the warrants.

The disclosure has been revised for clarity.

Although we intend to keep the prospectus current and qualify the warrants for exercise in all states in which we have sold the
units, we cannot assure you that we will be able to do so.   If
we are unable to maintain an effective registration statement or qualify the warrants in your resident state, you will not be able to exercise the warrants comprised in the units.

You may not be able to exercise your warrants if we exercise. . .
2.   We note you added this risk factor pursuant to the second bullet
point in comment 4, and we reissue the comment in part.   Please state
whether you would or would not call the warrants during a period when an effective prospectus is not available for their exercise.

Although the disclosure was previously included in the risk factor, the language was been revised to clearly state that Proguard Acquisition will not call the warrants during a period when an effective prospectus is not available for their exercise.

We have the right to call the warrants for $.01 per warrant with thirty days notice at any time after twenty-four months from the
date of the prospectus.   The warrant terms do not require that
our common stock trade at a certain price level for a period of
time before we can call the warrants.   Although we intend to
maintain a current prospectus for the exercise of the warrants and we will not call the warrants during a period when an effective prospectus is not available for their exercise, you may not be able to exercise your warrants if we exercise our right to call them.



Sales Goal
3.   We note you added a description of your agreement with GE in
response to comment 31.   You state the sales goal is current $6,000 in
Program Products per month.   Please state Proguard's monthly sales of
Program Products for the most recent three months.

The disclosure has been added as follows:

   -   Sales Goal.   The initial sales goal of Proguard
Acquisition was $12,000 per month. Failure to purchase Program Products in the minimum amounts could result in the (i) termination of the agreement in GE Interlogix's sole option or
(ii) a change in the assigned territory and/or assignment of additional dealers of Program Products within the assigned
territory at GE Interlogix's sole option.   On September 28,
2004, the agreement was adjusted by GE Interlogix to reflect a sales goal of Proguard Acquisition reduced to $6,000 per month
and a price increase.   Failure to purchase Program Products in
the minimum amounts could result in the (i) termination of the agreement in GE Interlogix's sole option, (ii) a change in the assigned territory and/or assignment of additional dealers of Program Products within the assigned territory at GE Interlogix's sole option or (iii) a change in the pricing and/or sales
commitment at GE Interlogix sole option.   Proguard Acquisition's
monthly sales of Program Products for April, May and June 2005 were $8,029, $7,374 and $9,079, respectively.

Use of Proceeds
4. We note the revisions you made pursuant to comments 32 and 33. It appears the funds for this offering will first be used to pay off debt to an affiliate. Therefore, we reissue comment 33 in part.
Please add a risk factor addressing this issue.

The following risk factor has been added.

5.   A portion of the funds obtained from this offering will be
used to pay off debt to an affiliate.   With the remaining funds,
we may not be able to sufficiently expand operations to operate in a profitable manner.

Some of the funds raised in the offering will be used to pay off
long-term debt due to an affiliate.   We cannot assure you that
we can operate in a profitable manner. Even if we obtain significant future revenues sufficient to expand operations, the payment to an affiliate of thirteen percent (13%)of the funds raised if the maximum offering amount is obtained and thirty nine percent (39%) of the funds raised if the minimum offering amount is obtained would adversely affect our liquidity.

5. In response to comment 36, you state, "No response required." Please confirm for us that you will comply with the comment if you
engage a NASD member to sell the offering.   For your convenience, the
comment is repeated below:

We note the disclosure that you may use a NASD registered broker/dealer
to sell the offering.   Please be aware that if you do so, you will
need to amend the filing post-effectively to identify the broker/dealer, seek approval of the underwriting or sales arrangements with the NASD, and engage an escrow agent to hold funds if they have


not already reached their minimum of $300,000.   You would also need to
file the sales or underwriting agreement and the executed escrow agreement as an exhibit and identify the escrow agent in the post-effective amendment.

Proguard Acquisition hereby confirms that if a NASD registered broker/dealer to sell the offering, Proguard Acquisition shall amend the filing post-effectively to identify the broker/dealer, seek approval of the underwriting or sales arrangements with the NASD, and engage an escrow agent to hold funds if they have not
already reached their minimum of $300,000.   Proguard Acquisition
shall also file the sales or underwriting agreement and the executed escrow agreement as an exhibit and identify the escrow agent in the post-effective amendment.

Management's Discussion and Analysis of Financial Condition and Results of Operations
Trends and Uncertainties
6. Please expand your revised disclosures in response to comment 38 to discuss the likelihood of customer cancellations and the impact cancellations will have on future results of operations and liquidity.

We receive an aggregate of $2,581 in monthly fees from our purchase of contracts in 2004 and during the three months ended
March 31, 2005.   This amount may be reduced if any of the
customers cancel their existing contracts.   We continue to grow
our account base through purchases and in-house sales. As of June 30, 2005, our monthly fees for monitoring totaled $19,076. Increases in our account base continue have exceeded any customer
cancellations we have received to date.   As of June 30, 2005,
our customer account base has increased to 460 accounts, averaging approximately 15 new accounts per month with only an
average of 1 cancellation per month.   However, a large number of
cancellations would have a negative impact on future results of operations and liquidity.

Financing Activities
7.   We acknowledge your response to comment 39.   Please update your
disclosures throughout the filing for these related party transactions.

Response to comment 39 was
Financing Activities.   During 2004, we raised money through the
sale of 1,955,000 common shares for $.05 per common share for an
aggregate of $97,750.   These sales were made to officers and
directors, and promoters, their family and business associates. All of these common shares were issued to sophisticated investors under an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933.

We have added the following discussion to the Certain Transactions section

During 2004, we raised money through the sale of 1,955,000 common
shares for $.05 per common share for an aggregate of $97,750.   Of
these sales, the following amounts were purchased by officers and directors, and promoters,
Norman Becker(1)                          100,000    $5,000.00
Barbara Catizone(2)                        50,000    $2,500.00
Carmine Catizone(1)                       231,250   $11,562.50
Pat Catizone(1)                            95,000    $4,750.00
Raffaele Catizone(2)                       53,125    $2,656.25
Sherri Catizone(2)                         50,000    $2,500.00
Teresa Catizone(2)                         53,125    $2,656.25
Creative Beauty Supply
   Of New Jersey Corporation(3)           100,000    $5,000.00
Professional Programmers, Inc.(4)          50,000    $2,500.00
Daniel Rivera(5)                           50,000    $2,500.00
Ricardo A. Rivera(1)                       70,000    $3,500.00
Corrections Systems
   International, Inc.(6)                 100,000    $5,000.00
Frank R. Bauer(1)                         500,000   $25,000.00
(1)Officers, Directors, and/or Promoters of Proguard Acquisition
(2)Immediate family of Carmine and/or Pasquale Catizone, promoters
(3)A company controlled by Carmine and Pasquale Catizone, promoters
(4)A company controlled Ricardo A. Rivera, officer, director and promoter
(5)Immediate family of Ricardo A. Rivera, officer, director and promoter
(6)A company with officers and directors common with Proguard Acquisition (Frank Bauer and Norman Becker)


Certain Relationships and Related Transactions
8.   We note your response to comment 44, and we reissue the comment in
part.   Please tell us whether there is a written agreement pertaining to the $50,000 loan from Corrections Systems International during the
year ended December 31, 2003.   If there is, please file the agreement
and disclose the material terms.

Other than the promissory note, there is no written agreement pertaining to the $50,000 loan.

9. We note your response to comment 45, and we reissue the comment. Please disclose in your filing how Proguard is related to Corrections
Systems International and Financial Communications.   In describing
your relationship with Financial Communications, please clarify how Diane Martini is affiliated with Proguard.

During the year ended December 31, 2003, Corrections Systems
International, Inc., a company with officers and directors common with Proguard Acquisition(Frank Bauer and Norman Becker), advanced $50,000 in cash to Proguard Acquisition for working capital purposes.

In March 2004, an additional $50,000 was advanced to Proguard
Acquisition by Corrections Systems International, Inc.   These
notes bear interest at 8% per annum, payable quarterly and are
due January 1, 2006 and March 15, 2006, respectively.   The March
2004 note is convertible into 150,000 shares of Proguard Acquisition's common stock at the holder's option at any time prior to the maturity date.

During the year ended December 31, 2004, Proguard Acquisition paid Financial Communications, Inc., an entity with a common officer and director(Diane Martini) with Corrections Systems International, Inc. $4,500 in rent, administration and taxes. Subsequent to year-end 2004, Proguard Acquisition paid FCI $7,250 for rent, consulting and taxes, Corrections Systems International, Inc. $4,250 for consulting and Professional Programmers d/b/a/ Corrections Services, a company controlled Ricardo A. Rivera, officer, director and promoter, $2,500 for consulting and office supplies.


Consolidated Financial Statements
Consolidated Statements of Operations
10.   We acknowledge your retroactive restatement of your historical
stockholders' equity.   We repeat comment 48 in part and request that
you also retroactively restate your weighted average number of common shares outstanding for periods prior to the transaction.

We have retroactively restated the weighted average number of common shares for all periods presented prior to the transaction.

Notes to Consolidated Financial Statements
Note 1.   Summary of Significant Accounting Policies
Revenue Recognition
11. We note your response to comment 49 and we reissue the comment. Please disclose your accounting policy for the recognition of revenue
from multiple-deliverable arrangements.   Provide a description and the
nature of your arrangements, including performance, cancellation,
termination, or refund provisions.   Please refer to the disclosure
required by paragraph 18 of EITF 00-21.

The accounting policy for the recognition of revenue from multiple-deliverable arrangements has been disclosed as follows:

The Company accounts for components of multiple-deliverable arrangements as separate units of accounting. There are three components of revenue that may or may not be part of a multiple-deliverable arrangement: 1) the sale and installation of security devices, 2) extended service protection, and 3) alarm monitoring.

1) The sale and installation of security devices are considered one component since the Company does not sell security devices without also providing the installation. Customers, at the discretion of the Company, may be required to remit a 50% deposit for the sale and installation of security devices upon the signing of the contract. Revenue from the sale and installation of security devices is recognized upon the completion of the installation of the security devices. Security devices generally have a one-year limited warranty from the manufacturer against defects.

2) Extended service protection is available to customers who purchase installed security devices from the Company. Also, the Company provides extended service protection to customers who have already existing security systems installed by others. Contracts for extended service protection are from one to five years, billed on a pay-as-you-go basis, and run concurrently with any warranty offered by the manufacturer of the security devices. The customer is invoiced quarterly for the pro-rata share of the contract. Revenue from extended service protection is recognized during the quarter covered by the billing period. Customer contracts for extended service protection can be terminated, at the discretion of the Company, upon a 30 day written notice of cancellation from the customer. It is the current policy of the Company to grant customers an early termination of their contract upon the 30 day written notice and refund to the customer any balance due.

3) Alarm monitoring is available to customers who may or may not have purchased security devices from the Company. Contracts for alarm monitoring are from one to five years and are billed on a pay-as-you-go basis. The customer is invoiced quarterly for the pro-rata share of the contract. Revenue from alarm monitoring is recognized during the quarter covered by the billing period. As with extended service protection, customer contracts for alarm monitoring can be terminated at the discretion of the Company, upon a 30 day written notice of cancellation from the customer. It is the current policy of the Company to grant customers an early termination of their contract upon the 30 day written notice and refund to the customer any balance due. Refunds of alarm monitoring revenue are prorated based upon the date of disconnection.

In the Company's multiple-deliverable arrangements, it is possible for customers to bundle any combination of these three components, or acquire any one or more of them elsewhere. Each component has value to the customer on a standalone basis, and is accounted for as a distinct and separate source of revenue by the Company.

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require further information.


Very truly yours,


/s/Jody M. Walker
-----------------------
Jody M. Walker, Attorney At Law



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